Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operations
Net income	$ 2,578	$ 1,760
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of deferred financing costs	235	227
Provision for credit losses	737	930
Change in loan origination fees, net	456	120
Depreciation and amortization	81	53
Impairment of foreclosed assets, net	2	2
Gain on sale of foreclosed assets, net	(8)	(101)
Loss on sale of foreclosed assets	34
Gain on sale of real estate investments	(10)
Net change in operating assets and liabilities:
Other assets	187	197
Accrued interest receivable	(501)	(72)
Customer interest escrow	(521)	107
Accrued interest payable	1,834	1,114
Accounts payable and accrued expenses	(41)	354
Net cash provided by operating activities	5,063	4,691
Cash flows from investing activities
Loan originations and principal collections, net	(2,851)	(10,296)
Investment in foreclosed assets	(125)	(316)
Additions for construction in real estate investments	(1,896)	(2,226)
Deposits for construction in real estate investments		1,570
Proceeds from sale of real estate investments	2,131	1,647
Proceeds from sale of foreclosed assets	1,549	1,096
Net cash used in investing activities	(1,192)	(8,525)
Cash flows from financing activities
Contributions from Common A equity holders	1,460
Contributions from preferred B equity holders		180
Contributions from preferred C equity holders		200
Distributions to preferred B equity holders	(1,900)
Distributions to redeemable C equity holders	(1,539)	(131)
Distributions to common equity holders	(1,286)	(624)
Proceeds from secured note payable	13,630	14,624
Repayments of secured note payable	(14,542)	(11,103)
Proceeds from unsecured notes payable	3,315	10,680
Redemptions/repayments of unsecured notes payable	(3,406)	(9,308)
Repurchase of common A equity units	(180)
Stock compensation expense	7
Deferred financing costs paid	(104)	(223)
Net cash (used in) provided by financing activities	(4,545)	4,295
Net change in cash, cash equivalents and restricted cash	(674)	461
Cash, cash equivalents and restricted cash
Beginning of period	4,196	3,735
End of period	3,522	4,196
Supplemental disclosure of cash flow information
Cash paid for interest	6,464	5,814
Non-cash investing and financing activities
Earned by Series B preferred equity holders but not distributed to customer interest escrow		47
Earned by Series B preferred equity holders and distributed to customer interest escrow	47	180
Foreclosed assets transferred from loans receivable, net		556
Foreclosed assets transferred to loans receivable, net		1,017
Secured and unsecured notes payable transfers	777	368
Accrued interest payable transferred to unsecured notes payable	894	657
Construction loans funded through the reduction of Secured LOC from affiliates		$ 170